GENERAL - Reconciliation of Partnership's Weighted Average Number of Common Limited Partner Units (Parenthetical) (Detail) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Units excluded from the calculation of diluted weighted average number of limited partners' units, because of their anti-dilutive effect	977,166	515,625	1,333,572
Units contingently issuable	46,734
Stock options
Units excluded from the calculation of diluted weighted average number of limited partners' units, because of their anti-dilutive effect	1,656,496
Restricted shares
Units excluded from the calculation of diluted weighted average number of limited partners' units, because of their anti-dilutive effect	468,750